Income Tax -Loss before taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax -Loss Before Taxes Details
Hong Kong	$ (3,509,000)	$ (2,171,000)	$ 2,451,000
PRC	2,832,000	(181,000)	(3,876,000)
Others	(48,000)	1,452,000	(6,000)
Total	$ (725,000)	$ (900,000)	$ (1,431,000)